FEDERATED INCOME TRUST
Institutional Service Shares

SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 1995
Please insert the following as a new section immediately following the sub-section entitled "By Mail" on page 9:
     "EXCHANGE PRIVILEGE
     Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust."

                                                                 January 8, 1996












   FEDERATED SECURITIES CORP.

   Distributor                     RE
   A subsidiary of FEDERATED
   INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 314199209